Geographic and Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2010
Revenues and Long-Lived Assets by Geographical Area

There were no intersegment sales during the periods presented. The following table presents revenues and long-lived assets for each of the geographical areas in which we operate (in millions):

	2010		2009		2008
	Revenues	Property and Equipment, net	Revenues	Property and Equipment, net	Revenues	Property and Equipment, net
United States	$4,244	$10,095	$3,997	$10,013	$4,930	$10,541
Brazil	8	48	—	—	—	—
Canada	109	131	96	135	119	123
Chile	29	56	25	53	32	45
Mexico	21	29	17	30	27	30
United Kingdom	17	155	—	—	—	—

Total	$4,428	$10,514	$4,135	$10,231	$5,108	$10,739